Income Tax (Benefit) Expense - Schedule of Components of Income Tax Expense (Benefit) and Deferred Tax Assets and Liabilities (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Australian tax rate	30.00%	30.00%	30.00%